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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        12-31-09
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mairs and Power, Inc.
                 -------------------------------
   Address:      332 Minnesota St. # W-1520
                 -------------------------------
                 St. Paul, MN 55101
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jon A. Theobald
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   651-222-8478
         -------------------------------

Signature, Place, and Date of Signing:
/s/ Jon A. Theobald                St. Paul, MN           2-12-10
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              0
                                        --------------------

Form 13F Information Table Entry Total:        139
                                        --------------------

Form 13F Information Table Value Total:    3,173,371,421
                                        --------------------


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                                       FORM 13F

Mairs and Power, Inc.
Discretionary Clients' Holdings as of 12/31/09

         ITEM 1                    ITEM 2       ITEM 3      ITEM 4          ITEM 5         ITEM 6       ITEM 7       ITEM 8
------------------------------ -------------- --------- ------------- ------------------- ---------- ---------- ----------------
                                                            MARKET                   SH/  INVESTMENT            VOTING AUTHORITY
     NAME OF ISSUER            TITLE OF CLASS   CUSIP       VALUE       SHARES       PRN  DISCRETION  MANAGERS        SOLE
------------------------------ -------------- --------- ------------- ------------ ------ ---------- ---------- ----------------
Abbott Laboratories                 COM       002824100     6,622,817      122,667   SHR     SOLE                     122,667
ADC Telecom                         COM       000886309    10,781,232    1,736,108   SHR     SOLE                   1,736,108
Adobe Systems                       COM       00724F101       229,250        6,233   SHR     SOLE                       6,233
American Express                    COM       025816109     3,364,821       83,041   SHR     SOLE                      83,041
Amgen                               COM       031162100     2,521,325       44,570   SHR     SOLE                      44,570
Anadarko Pete Corp                  COM       032511107       335,508        5,375   SHR     SOLE                       5,375
Apache Corp                         COM       037411105       336,231        3,259   SHR     SOLE                       3,259
Apple Computer                      COM       037833100       405,238        1,923   SHR     SOLE                       1,923
Assoc Banc Corp                     COM       045487105    19,483,821    1,769,648   SHR     SOLE                   1,769,648
AT&T                                COM       00206R102     1,190,182       42,461   SHR     SOLE                      42,461
Automatic Data Proc                 COM       053015103       384,609        8,982   SHR     SOLE                       8,982
Badger Meter Inc                    COM       056525108     6,973,239      175,119   SHR     SOLE                     175,119
Bank of America Corp                COM       060505104     1,467,891       97,470   SHR     SOLE                      97,470
Bank of Hawaii                      COM       062540109       705,900       15,000   SHR     SOLE                      15,000
Baxter International                COM       071813109    84,163,961    1,434,287   SHR     SOLE                   1,434,287
Becton Dickinson                    COM       075887109       272,856        3,460   SHR     SOLE                       3,460
Bemis                               COM       081437105    94,712,270    3,194,343   SHR     SOLE                   3,194,343
Berkshire Hathaway                  COM       084670702       476,470          145   SHR     SOLE                         145
Berkshire Hathaway B                COM       084670702       463,475          141   SHR     SOLE                         141
Best Buy                            COM       086516101       583,574       14,789   SHR     SOLE                      14,789
BP PLC                              COM       055622104    24,095,989      415,663   SHR     SOLE                     415,663
Briggs & Stratton                   COM       109043109     1,484,642       79,350   SHR     SOLE                      79,350
Bristol-Myers Squibb                COM       110122108     8,393,533      332,417   SHR     SOLE                     332,417
Burlington Northern                 COM       12189T104     1,068,055       10,830   SHR     SOLE                      10,830
C H Robinson Worldwide              COM       12541W209    13,758,383      234,265   SHR     SOLE                     234,265
Carter Family Corp.                 COM                     2,383,638       52,090   SHR     SOLE                      52,090
Caterpillar                         COM       149123101       255,030        4,475   SHR     SOLE                       4,475
Chevron Corp                        COM       166764100     6,106,154       79,311   SHR     SOLE                      79,311
Cisco                               COM       17275R102     1,698,758       70,959   SHR     SOLE                      70,959
CIT Group Inc.                      COM       125581801       439,551       15,920   SHR     SOLE                      15,920
Citigroup Inc                       COM       172967101        61,612       18,614   SHR     SOLE                      18,614
Coca-Cola                           COM       191216100       420,261        7,373   SHR     SOLE                       7,373
ConocoPhillips                      COM       20825C104    18,863,914      369,374   SHR     SOLE                     369,374
Corning                             COM       219350105    62,019,452    3,211,779   SHR     SOLE                   3,211,779
Daktronics, Inc                     COM       234264109    14,596,284    1,584,830   SHR     SOLE                   1,584,830
Deluxe Corp                         COM       248019101     1,473,409       99,622   SHR     SOLE                      99,622
Disney                              COM       254687106     5,227,532      162,094   SHR     SOLE                     162,094
Donaldson                           COM       257651109   102,534,921    2,410,318   SHR     SOLE                   2,410,318
Ecolab Inc                          COM       278865100   114,572,829    2,570,050   SHR     SOLE                   2,570,050
Emerson Electric                    COM       291011104   144,019,912    3,380,749   SHR     SOLE                   3,380,749
Enteromedics Inc.                   COM       29365M109        10,800       19,286   SHR     SOLE                      19,286
Exxon Mobil Corp                    COM       30231G102    21,883,535      320,920   SHR     SOLE                     320,920
Fastenal Co.                        COM       311900104    28,915,774      694,423   SHR     SOLE                     694,423
Fedex Corp.                         COM       31428X106       307,513        3,685   SHR     SOLE                       3,685
Fiserv                              COM       337738108    20,384,483      420,472   SHR     SOLE                     420,472
FPL Group                           COM       302571104       292,306        5,534   SHR     SOLE                       5,534
G & K Services Cl A                 COM       361268105    19,920,576      792,701   SHR     SOLE                     792,701
General Dynamics Co                 COM       369550108       204,510        3,000   SHR     SOLE                       3,000
General Electric                    COM       369604103    64,188,237    4,242,448   SHR     SOLE                   4,242,448
General Mills                       COM       370334104    93,304,798    1,317,678   SHR     SOLE                   1,317,678
Genuine Parts                       COM       372460105       666,198       17,550   SHR     SOLE                      17,550
Graco Inc                           COM       384109104    91,846,551    3,214,790   SHR     SOLE                   3,214,790
Hawkins Chemical                    COM       420261109       327,450       15,000   SHR     SOLE                      15,000
HB Fuller                           COM       359694106    90,890,732    3,995,197   SHR     SOLE                   3,995,197
Hershey                             COM       427866108       758,891       21,204   SHR     SOLE                      21,204
Hewlett-Packard                     COM       428236103       586,184       11,380   SHR     SOLE                      11,380
Home Depot                          COM       437076102    11,952,108      413,139   SHR     SOLE                     413,139
Honeywell Inc                       COM       438516106    95,307,138    2,431,305   SHR     SOLE                   2,431,305
Hormel                              COM       440452100    76,082,130    1,978,729   SHR     SOLE                   1,978,729
IBM                                 COM       459200101    12,521,893       95,660   SHR     SOLE                      95,660
Ingersoll Rand                      COM       G47791101       774,128       21,660   SHR     SOLE                      21,660
Intel                               COM       458140100    31,068,781    1,522,979   SHR     SOLE                   1,522,979
Intl Flavors/Fragr                  COM       459506101       206,259        5,014   SHR     SOLE                       5,014
iShares Russell 2000 Index Fd       COM       464287655       435,730        6,572   SHR     SOLE                       6,572
J.P. Morgan Chase & Co              COM       46625H100     8,069,937      193,663   SHR     SOLE                     193,663
Johnson & Johnson                   COM       478160104   117,621,386    1,826,135   SHR     SOLE                   1,826,135
Kellogg                             COM       487836108       284,620        5,350   SHR     SOLE                       5,350
Kimberly-Clark                      COM       494368103    11,903,130      186,833   SHR     SOLE                     186,833
Lilly (Eli)                         COM       532457108    15,293,823      428,278   SHR     SOLE                     428,278
Lincoln Nat'l Corp                  COM       534187109       594,284       23,886   SHR     SOLE                      23,886
Marshall & Ilsley                   COM       571837103     2,123,086      389,557   SHR     SOLE                     389,557
McDonald's Corp                     COM       580135101     1,025,827       16,429   SHR     SOLE                      16,429
Medtox Scientific Inc               COM       584977201     4,250,100      548,400   SHR     SOLE                     548,400
Medtronic Inc                       COM       585055106   149,835,098    3,406,892   SHR     SOLE                   3,406,892
Merck & Co Inc                      COM       58933Y105     5,176,768      141,674   SHR     SOLE                     141,674
Microsoft                           COM       594918104     7,089,130      232,583   SHR     SOLE                     232,583
MMM Co.                             COM       88579Y101   180,222,358    2,180,021   SHR     SOLE                   2,180,021
Motorola                            COM       620076109       772,189       99,509   SHR     SOLE                      99,509
MTS Systems                         COM       553777103    52,098,263    1,812,744   SHR     SOLE                   1,812,744
Murphy Oil                          COM       626717102     1,355,000       25,000   SHR     SOLE                      25,000
Nokia                               COM       654902204       162,514       12,647   SHR     SOLE                      12,647
Nuveen Perf Inc Pfd                 COM       nu2822911       250,000          100   SHR     SOLE                         100
Occidental Pete                     COM       674599105     1,056,655       12,989   SHR     SOLE                      12,989
Oracle Sys                          COM       68389X105       228,620        9,320   SHR     SOLE                       9,320
Patterson Companies                 COM       703395103    44,499,728    1,590,412   SHR     SOLE                   1,590,412
Pentair Inc                         COM       709631105   112,094,746    3,470,426   SHR     SOLE                   3,470,426
PepsiCo Inc                         COM       713448108       787,482       12,952   SHR     SOLE                      12,952
Pfizer Inc                          COM       717081103    58,068,878    3,192,352   SHR     SOLE                   3,192,352
Philip Morris Intl Inc              COM       718172109       539,246       11,190   SHR     SOLE                      11,190
Polymet Mining Corp                 COM       731916102        30,600       10,000   SHR     SOLE                      10,000
Principal Financial                 COM       74251V102    40,891,054    1,700,959   SHR     SOLE                   1,700,959
Procter & Gamble                    COM       742718109     2,608,589       43,025   SHR     SOLE                      43,025
Qmed Inc                            COM       747914109            43       21,530   SHR     SOLE                      21,530
Qualcomm, Inc.                      COM       747525103       493,502       10,668   SHR     SOLE                      10,668
Qwest Communications                COM       749121109        42,100       10,000   SHR     SOLE                      10,000
Royal Bank of Canada                COM       780087102     1,071,000       20,000   SHR     SOLE                      20,000
Royal Dutch Shell Spons ADR A       COM       780259206     1,926,285       32,046   SHR     SOLE                      32,046
Schlumberger Ltd                    COM       806857108    30,876,483      474,366   SHR     SOLE                     474,366
Sigma Aldrich                       COM       826552101       467,588        9,250   SHR     SOLE                       9,250
Sonus Networks                      COM       835916107        70,795       33,552   SHR     SOLE                      33,552
St. Jude Medical                    COM       790849103    58,804,857    1,598,827   SHR     SOLE                   1,598,827
Stratasys Inc.                      COM       862685104    17,538,666    1,017,324   SHR     SOLE                   1,017,324
Sturm Ruger                         COM       864159108       339,500       35,000   SHR     SOLE                      35,000
Super Valu                          COM       868536103     9,258,263      728,424   SHR     SOLE                     728,424
SurModics Inc                       COM       868873100    24,052,888    1,061,469   SHR     SOLE                   1,061,469
Sysco                               COM       871829107       229,220        8,204   SHR     SOLE                       8,204
Target Corp                         COM       87612E106   129,828,362    2,684,068   SHR     SOLE                   2,684,068
TCF Financial                       COM       872275102    63,259,534    4,644,606   SHR     SOLE                   4,644,606
Techne Corp                         COM       878377100    21,615,460      315,278   SHR     SOLE                     315,278
Tempra Technology                   COM       200509271        74,000       40,000   SHR     SOLE                      40,000
Tennant Company                     COM       880345103       267,138       10,200   SHR     SOLE                      10,200
Toro                                COM       891092108   101,763,282    2,433,946   SHR     SOLE                   2,433,946
Travelers Companies Inc             COM       89417E109    42,164,358      845,655   SHR     SOLE                     845,655
United Health Group                 COM       91324P102     1,045,647       34,306   SHR     SOLE                      34,306
United Parcel Service               COM       911312106    37,373,055      651,439   SHR     SOLE                     651,439
United Technologies                 COM       913017109       728,041       10,489   SHR     SOLE                      10,489
US Bancorp                          COM       902973304    94,738,206    4,208,716   SHR     SOLE                   4,208,716
Valspar                             COM       920355104   112,473,233    4,144,187   SHR     SOLE                   4,144,187
Verizon Comm                        COM       92343V104     7,226,489      218,125   SHR     SOLE                     218,125
Walgreen Co.                        COM       931422109       428,192       11,661   SHR     SOLE                      11,661
WalMart                             COM       931142103       286,920        5,368   SHR     SOLE                       5,368
Washington Post Co                  COM       939640108       659,400        1,500   SHR     SOLE                       1,500
Wells Fargo & Co                    COM       949746101   112,084,018    4,152,798   SHR     SOLE                   4,152,798
Western Union                       COM       959802109     2,819,677      149,585   SHR     SOLE                     149,585
Weyerhaeuser                        COM       962166104       378,812        8,781   SHR     SOLE                       8,781
Woodward Governor                   COM       980745103       566,940       22,000   SHR     SOLE                      22,000
Xcel Energy Inc.                    COM       98389B100     9,410,900      443,492   SHR     SOLE                     443,492
Zimmer Holdings, Inc.               COM       98956P102    42,142,787      712,955   SHR     SOLE                     712,955

COMMON STOCK SUBTOTAL                                   3,167,223,986   97,832,571                                 97,832,571

PREFERRED STOCK

Gen Elec Cap Corp 6.10% Pub In                369622519      239,800        10,000   SHR     SOLE                      10,000
USB CAP VIII 6.35%                            903307205      279,305        12,065   SHR     SOLE                      12,065
Wells Fargo Cap 6.25                          94979S207      258,073        11,475   SHR     SOLE                      11,475
Wells Fargo Cap 7% Due 9/1/31                 94976Y207      273,598        10,870   SHR     SOLE                      10,870

PREFERRED STOCK SUBTOTAL                                   1,050,776        44,410                                     44,410

ETF

iShares MSCI EAFE Index Fd                     464287465     886,360        16,034   SHR     SOLE                      16,034
iShares Russell 1000 Growth                    464287614     224,973         4,513   SHR     SOLE                       4,513
iShares S&P 500 Index                          464287200   2,524,893        22,582   SHR     SOLE                      22,582
PowerShares FTSE RAFI 1500 Sma                 73935x567     245,300         4,844   SHR     SOLE                       4,844
SPDR S&P 500 ETF Trust                         78462F103     289,744         2,600   SHR     SOLE                       2,600

ETF SUBTOTAL                                               4,171,270        50,573                                     50,573

CONVERTIBLE BOND
ADCT Conv Poison 3.5% Due
 07/15/15                                     000886AE1      381,250       500,000   PRN     SOLE                     500,000
NorAm Energy 6% Due 03/15/12                  655419AC3      544,139       558,091   PRN     SOLE                     558,091

CONVERTIBLE BOND SUBTOTAL                                    925,389     1,058,091                                  1,058,091

GRAND TOTALS                                           3,173,371,421    98,985,645                                 98,985,645
